Distribution Date:	03/17/26	Wells Fargo Commercial Mortgage Trust 2016-C34
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C34

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.

Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com

Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	15	Representations Reviewer

Historical Detail	16		Attention: WFCM 2016-C34 Transaction Manager		notices@pentalphasurveillance.com

Delinquency Loan Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
Specially Serviced Loan Detail - Part 1	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Specially Serviced Loan Detail - Part 2	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	23-26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27	Controlling Class	Prime Finance CMBS B-Piece Holdco I, L.P.
		Representative
Supplemental Notes	28
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95000DBA8	1.423000%	33,179,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000DBB6	2.603000%	100,629,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	95000DBC4	2.834000%	115,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	95000DBD2	3.096000%	172,158,000.00	130,712,877.41	130,712,877.41	337,239.22	0.00	0.00	131,050,116.63	0.00	0.00%	30.00%
A-SB	95000DBE0	2.911000%	45,985,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	95000DAJ0	2.834000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	95000DAG6	4.818540%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	95000DBF7	3.484000%	35,139,000.00	35,139,000.00	9,036,030.97	102,020.23	0.00	0.00	9,138,051.20	26,102,969.03	86.47%	25.00%
B	95000DBJ9	4.089000%	36,018,000.00	36,018,000.00	0.00	122,731.33	0.00	0.00	122,731.33	36,018,000.00	67.80%	19.88%
C	95000DBK6	5.158232%	36,896,000.00	36,896,000.00	0.00	158,598.45	0.00	0.00	158,598.45	36,896,000.00	48.67%	14.63%
D	95000DAL5	5.158232%	41,289,000.00	41,289,000.00	0.00	227,799.84	0.00	0.00	227,799.84	41,289,000.00	27.27%	8.75%
E	95000DAN1	3.000000%	20,205,000.00	20,205,000.00	0.00	34,836.90	0.00	0.00	34,836.90	20,205,000.00	16.80%	5.88%
F*	95000DAQ4	3.000000%	7,907,000.00	7,907,000.00	0.00	0.00	0.00	0.00	0.00	7,907,000.00	12.70%	4.75%
G	95000DAS0	3.000000%	12,298,000.00	12,298,000.00	0.00	0.00	0.00	0.00	0.00	12,298,000.00	6.33%	3.00%
H	95000DAU5	3.000000%	21,084,500.00	12,203,587.10	0.00	0.00	0.00	0.00	0.00	12,203,587.10	0.00%	0.00%
R	95000DAY7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,787,501.01	332,668,464.51	139,748,908.38	983,225.97	0.00	0.00	140,732,134.35	192,919,556.13

X-A	95000DBG5	1.980027%	527,090,000.00	165,851,877.41	0.00	273,659.32	0.00	0.00	273,659.32	26,102,969.03
X-B	95000DBH3	1.069232%	36,018,000.00	36,018,000.00	0.00	32,093.01	0.00	0.00	32,093.01	36,018,000.00
X-E	95000DAA9	2.158232%	20,205,000.00	20,205,000.00	0.00	36,339.24	0.00	0.00	36,339.24	20,205,000.00
X-FG	95000DAC5	2.158232%	20,205,000.00	20,205,000.00	0.00	36,339.24	0.00	0.00	36,339.24	20,205,000.00
X-H	95000DAE1	2.158232%	21,084,500.00	12,203,587.10	0.00	21,948.48	0.00	0.00	21,948.48	12,203,587.10
Notional SubTotal			624,602,500.00	254,483,464.51	0.00	400,379.29	0.00	0.00	400,379.29	114,734,556.13

Deal Distribution Total					139,748,908.38	1,383,605.26	0.00	0.00	141,132,513.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000DBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000DBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	95000DBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	95000DBD2	759.26112879	759.26112879	1.95889369	0.00000000	0.00000000	0.00000000	0.00000000	761.22002248	0.00000000
A-SB	95000DBE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	95000DAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	95000DAG6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	95000DBF7	1,000.00000000	257.15105638	2.90333333	0.00000000	0.00000000	0.00000000	0.00000000	260.05438971	742.84894362
B	95000DBJ9	1,000.00000000	0.00000000	3.40749986	0.00000000	0.00000000	0.00000000	0.00000000	3.40749986	1,000.00000000
C	95000DBK6	1,000.00000000	0.00000000	4.29852694	0.00000000	0.00000000	0.00000000	0.00000000	4.29852694	1,000.00000000
D	95000DAL5	1,000.00000000	0.00000000	5.51720410	(1.21867713)	0.00000000	0.00000000	0.00000000	5.51720410	1,000.00000000
E	95000DAN1	1,000.00000000	0.00000000	1.72417223	0.77582777	21.00214501	0.00000000	0.00000000	1.72417223	1,000.00000000
F	95000DAQ4	1,000.00000000	0.00000000	0.00000000	2.50000000	22.72631845	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95000DAS0	1,000.00000000	0.00000000	0.00000000	2.50000000	22.72631729	0.00000000	0.00000000	0.00000000	1,000.00000000
H	95000DAU5	578.79423747	0.00000000	0.00000000	1.44698570	118.57600370	0.00000000	0.00000000	0.00000000	578.79423747
R	95000DAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000DBG5	314.65570853	0.00000000	0.51918898	0.00000000	0.00000000	0.00000000	0.00000000	0.51918898	49.52279313
X-B	95000DBH3	1,000.00000000	0.00000000	0.89102699	0.00000000	0.00000000	0.00000000	0.00000000	0.89102699	1,000.00000000
X-E	95000DAA9	1,000.00000000	0.00000000	1.79852710	0.00000000	0.00000000	0.00000000	0.00000000	1.79852710	1,000.00000000
X-FG	95000DAC5	1,000.00000000	0.00000000	1.79852710	0.00000000	0.00000000	0.00000000	0.00000000	1.79852710	1,000.00000000
X-H	95000DAE1	578.79423747	0.00000000	1.04097702	0.00000000	0.00000000	0.00000000	0.00000000	1.04097702	578.79423747

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02/01/26 - 02/28/26	30	0.00	337,239.22	0.00	337,239.22	0.00	0.00	0.00	337,239.22	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	02/01/26 - 02/28/26	30	0.00	273,659.32	0.00	273,659.32	0.00	0.00	0.00	273,659.32	0.00
X-B	02/01/26 - 02/28/26	30	0.00	32,093.01	0.00	32,093.01	0.00	0.00	0.00	32,093.01	0.00
X-E	02/01/26 - 02/28/26	30	0.00	36,339.24	0.00	36,339.24	0.00	0.00	0.00	36,339.24	0.00
X-FG	02/01/26 - 02/28/26	30	0.00	36,339.24	0.00	36,339.24	0.00	0.00	0.00	36,339.24	0.00
X-H	02/01/26 - 02/28/26	30	0.00	21,948.48	0.00	21,948.48	0.00	0.00	0.00	21,948.48	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	02/01/26 - 02/28/26	30	0.00	102,020.23	0.00	102,020.23	0.00	0.00	0.00	102,020.23	0.00
B	02/01/26 - 02/28/26	30	0.00	122,731.33	0.00	122,731.33	0.00	0.00	0.00	122,731.33	0.00
C	02/01/26 - 02/28/26	30	0.00	158,598.45	0.00	158,598.45	0.00	0.00	0.00	158,598.45	0.00
D	02/01/26 - 02/28/26	30	50,102.59	177,481.88	0.00	177,481.88	(50,317.96)	0.00	0.00	227,799.84	0.00
E	02/01/26 - 02/28/26	30	407,653.61	50,512.50	0.00	50,512.50	15,675.60	0.00	0.00	34,836.90	424,348.34
F	02/01/26 - 02/28/26	30	159,530.67	19,767.50	0.00	19,767.50	19,767.50	0.00	0.00	0.00	179,697.00
G	02/01/26 - 02/28/26	30	248,122.94	30,745.00	0.00	30,745.00	30,745.00	0.00	0.00	0.00	279,488.25
H	02/01/26 - 02/28/26	30	2,463,448.16	30,508.97	0.00	30,508.97	30,508.97	0.00	0.00	0.00	2,500,115.75
Totals			3,328,857.97	1,429,984.37	0.00	1,429,984.37	46,379.11	0.00	0.00	1,383,605.26	3,383,649.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	141,132,513.64
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,311,531.72	Master Servicing Fee	2,571.47
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,015.18
Interest Adjustments	(20,803.19)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	129.37
ARD Interest	0.00	Operating Advisor Fee	879.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	206.99
Extension Interest	0.00
Interest Reserve Withdrawal	124,465.40
Total Interest Collected	1,415,193.93	Total Fees	6,012.74

Principal		Expenses/Reimbursements
Scheduled Principal	71,191,289.07	Reimbursement for Interest on Advances	2,370.97
Unscheduled Principal Collections		ASER Amount	15,537.48
Principal Prepayments	68,557,619.31	Special Servicing Fees (Monthly)	25,517.72
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	21,541.75
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(39,392.00)
Total Principal Collected	139,748,908.38	Total Expenses/Reimbursements	25,575.92

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,383,605.26
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	139,748,908.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	141,132,513.64
Total Funds Collected	141,164,102.31	Total Funds Distributed	141,164,102.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	332,668,464.51	332,668,464.51	Beginning Certificate Balance	332,668,464.51
(-) Scheduled Principal Collections	71,191,289.07	71,191,289.07	(-) Principal Distributions	139,748,908.38
(-) Unscheduled Principal Collections	68,557,619.31	68,557,619.31	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	192,919,556.13	192,919,556.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	334,054,171.68	334,054,171.68	Ending Certificate Balance	192,919,556.13
Ending Actual Collateral Balance	194,234,979.10	194,234,979.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	115,000.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	115,000.00	0.00	Net WAC Rate	5.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	1	1,125,088.23	0.58%	1	5.3600	4.615900	1.30 or less	10	82,604,762.55	42.82%	1	5.2335	0.896197
2,000,001 to 3,000,000	4	10,159,360.64	5.27%	0	5.3496	1.276842	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	2	6,948,224.75	3.60%	1	5.2395	1.478610	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.75	4	105,539,705.35	54.71%	(31)	5.0728	1.642139
5,000,001 to 6,000,000	1	5,444,581.24	2.82%	2	5.4500	0.843600	1.76 to 2.00	1	3,650,000.00	1.89%	1	5.2300	1.972900
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 or greater	1	1,125,088.23	0.58%	1	5.3600	4.615900
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	16	192,919,556.13	100.00%	(16)	5.1462	1.346340
10,000,001 to 15,000,000	3	34,174,377.19	17.71%	1	5.0549	1.525090
15,000,001 to 20,000,000	2	31,295,388.37	16.22%	1	5.0282	0.666984
20,000,001 to 30,000,000	2	46,599,423.96	24.15%	1	5.1117	1.237600
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 or greater	1	57,173,111.75	29.64%	(58)	5.2130	1.679800
Totals	16	192,919,556.13	100.00%	(16)	5.1462	1.346340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	16,117,773.94	8.35%	1	4.8100	0.626100
							Industrial	1	873,925.06	0.45%	(58)	5.2130	1.679800
California	2	12,210,984.50	6.33%	(1)	4.8788	1.877968
							Lodging	1	20,010,315.72	10.37%	2	5.3000	0.830200
Florida	1	2,989,744.47	1.55%	(58)	5.2130	1.679800
							Mixed Use	1	9,410,120.95	4.88%	1	5.2600	0.710400
Maine	1	2,804,590.83	1.45%	1	4.9000	1.288700
							Mobile Home Park	1	11,085,896.27	5.75%	(1)	4.8300	1.600100
Michigan	3	34,183,483.02	17.72%	1	5.0578	1.411707
							Office	12	56,299,186.70	29.18%	(58)	5.2130	1.679800
New Jersey	11	44,800,169.93	23.22%	(58)	5.2130	1.679800
							Retail	13	94,115,023.21	48.78%	1	5.0963	1.248117
New York	2	29,393,513.09	15.24%	(17)	5.2722	1.101415
							Self Storage	1	1,125,088.23	0.58%	1	5.3600	4.615900
Ohio	2	16,046,891.83	8.32%	2	5.4000	1.440001
							Totals	30	192,919,556.13	100.00%	(16)	5.1462	1.346340
Texas	3	8,503,201.02	4.41%	0	5.5097	1.155462

Virginia	2	12,361,126.68	6.41%	1	4.8881	1.590473

Washington, DC	2	13,508,076.84	7.00%	1	5.2600	0.710400

Totals	30	192,919,556.13	100.00%	(16)	5.1462	1.346340

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	5	67,288,958.37	34.88%	1	4.8834	1.352035	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	4	66,271,130.04	34.35%	(50)	5.2137	1.643524	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	6	56,527,034.40	29.30%	2	5.3441	0.993414	49 months or greater	16	192,919,556.13	100.00%	(16)	5.1462	1.346340
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000	Totals	16	192,919,556.13	100.00%	(16)	5.1462	1.346340
	5.751% to 6.000%	1	2,832,433.32	1.47%	(1)	5.8620	1.301100
	6.001% to 6.500%	0	0.00	0.00%	0	0.0000	0.000000
	6.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	16	192,919,556.13	100.00%	(16)	5.1462	1.346340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	16	192,919,556.13	100.00%	(16)	5.1462	1.346340	Interest Only	1	3,650,000.00	1.89%	1	5.2300	1.972900
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	4	8,911,905.92	4.62%	0	5.3241	1.694135
	Totals	16	192,919,556.13	100.00%	(16)	5.1462	1.346340	241 months to 300 months	11	180,357,650.21	93.49%	(18)	5.1358	1.316475
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	16	192,919,556.13	100.00%	(16)	5.1462	1.346340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000			No outstanding loans in this group
	12 months or less	14	124,660,548.11	64.62%	1	5.1438	1.170839
	13 to 24 months	1	11,085,896.27	5.75%	(1)	4.8300	1.600100
	25 months or greater	1	57,173,111.75	29.64%	(58)	5.2130	1.679800
	Totals	16	192,919,556.13	100.00%	(16)	5.1462	1.346340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305950001	Various Various		Various	Actual/360	5.213%	231,811.56	0.00	0.00	N/A	05/05/21	--	57,173,111.75	57,173,111.75	02/05/26
2	305950002	Various Rockville		MD	Actual/360	4.874%	222,714.72	58,750,000.00	0.00	N/A	02/05/26	--	58,750,000.00	0.00	03/05/26
3	600931870	LO	Philadelphia	PA	Actual/360	4.790%	136,680.47	36,687,271.99	0.00	N/A	01/11/26	--	36,687,271.99	0.00	03/11/26
4	300571517	RT	Shelby Township	MI	Actual/360	4.970%	103,003.92	57,492.97	0.00	N/A	04/06/26	--	26,646,601.21	26,589,108.24	03/06/26
8	301741136	LO	New York	NY	Actual/360	5.300%	82,695.46	50,577.66	0.00	N/A	05/06/26	--	20,060,893.38	20,010,315.72	04/06/24
11	300571514	RT	Tucson	AZ	Actual/360	4.810%	60,416.25	31,506.00	0.00	N/A	04/06/26	--	16,149,279.94	16,117,773.94	03/06/26
13	305950013	Various Various		Various	Actual/360	5.260%	62,209.04	28,288.12	0.00	N/A	04/05/26	--	15,205,902.55	15,177,614.43	10/05/25
15	300571523	RT	Perrysburg	OH	Actual/360	5.450%	52,679.98	30,889.09	0.00	N/A	05/06/26	--	12,427,780.92	12,396,891.83	03/06/26
16	310933343	MH	Pacific Palisades	CA	Actual/360	4.830%	41,744.34	26,171.61	0.00	N/A	02/11/26	--	11,112,067.88	11,085,896.27	12/11/25
18	310933486	RT	Lynchburg	VA	Actual/360	4.830%	40,252.83	23,451.28	0.00	N/A	04/11/26	--	10,715,040.37	10,691,589.09	03/11/26
19	301741133	MF	Cape Coral	FL	Actual/360	5.250%	20,738.74	10,173,534.52	0.00	N/A	02/06/26	--	10,173,534.52	0.00	03/06/26
25	310933331	LO	Lakewood	CO	Actual/360	5.000%	28,851.80	7,419,034.53	0.00	N/A	03/11/26	--	7,419,034.53	0.00	03/11/26
28	301741134	RT	Homestead	FL	Actual/360	5.095%	23,782.43	6,001,454.80	0.00	N/A	03/06/26	--	6,001,454.80	0.00	03/06/26
29	300571522	RT	Sterling Heights	MI	Actual/360	5.450%	23,136.48	13,566.15	0.00	N/A	05/06/26	--	5,458,147.39	5,444,581.24	03/06/26
32	305950032	IN	Anchorage	AK	Actual/360	5.095%	18,034.04	4,550,858.41	0.00	N/A	05/05/26	--	4,550,858.41	0.00	03/05/26
36	300571506	RT	Various	VA	Actual/360	5.490%	19,714.21	4,616,910.10	0.00	N/A	03/06/26	--	4,616,910.10	0.00	03/06/26
41	300571512	RT	Shelby Township	MI	Actual/360	5.750%	17,014.36	3,804,452.89	0.00	N/A	04/06/26	--	3,804,452.89	0.00	03/06/26
44	410933020	RT	San Antonio	TX	Actual/360	5.250%	13,497.89	7,380.93	0.00	N/A	04/11/26	--	3,305,605.68	3,298,224.75	03/11/26
46	300571511	RT	Liberty Township	OH	Actual/360	5.230%	14,847.39	0.00	0.00	N/A	04/06/26	--	3,650,000.00	3,650,000.00	03/06/26
47	301741130	RT	Killeen	TX	Actual/360	5.862%	12,952.43	8,426.46	0.00	N/A	02/06/26	--	2,840,859.78	2,832,433.32	01/06/26
48	305950048	RT	Waterville	ME	Actual/360	4.900%	10,716.84	7,407.48	0.00	N/A	04/05/26	--	2,811,998.31	2,804,590.83	03/05/26
51	410933056	SS	Sun Valley	CA	Actual/360	5.150%	9,953.74	2,484,982.64	0.00	N/A	03/11/26	--	2,484,982.64	0.00	03/11/26
53	410931826	RT	Novi	MI	Actual/360	5.150%	8,644.23	8,266.60	0.00	N/A	04/11/26	--	2,158,060.14	2,149,793.54	03/11/26
55	410930333	RT	Cornelia	GA	Actual/360	5.150%	8,958.36	2,236,484.50	0.00	N/A	03/11/26	--	2,236,484.50	0.00	03/11/26
56	600933382	RT	Sugar Land	TX	Actual/360	5.450%	10,077.66	4,885.72	0.00	N/A	04/11/26	--	2,377,428.67	2,372,542.95	03/11/26
62	410932672	OF	Parker	CO	Actual/360	5.050%	5,819.97	1,481,746.82	0.00	N/A	04/11/26	--	1,481,746.82	0.00	03/11/26
65	600933250	RT	Florence	AL	Actual/360	5.260%	5,077.16	1,241,022.35	0.00	N/A	03/11/26	--	1,241,022.35	0.00	03/11/26
66	410932561	SS	Riverbank	CA	Actual/360	5.360%	4,702.23	2,844.76	0.00	N/A	04/01/26	--	1,127,932.99	1,125,088.23	03/01/26
Totals							1,290,728.53	139,748,908.38	0.00				332,668,464.51	192,919,556.13
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,234,016.00	6,163,765.00	01/01/18	09/30/18	05/12/25	18,480,277.68	624,896.59	231,589.22	231,589.22	0.00	0.00
2	3,737,118.27	3,688,264.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,123,258.00	2,815,504.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	2,714,441.00	2,350,345.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,777,478.00	1,327,817.00	10/01/24	09/30/25	01/11/23	0.00	48,535.69	133,048.44	3,063,289.67	199,165.48	0.00
11	1,198,741.00	577,570.25	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	707,840.60	624,298.75	01/01/25	09/30/25	03/11/26	3,801,475.64	15,537.48	74,789.37	436,628.49	0.00	0.00
15	1,014,029.90	350,793.70	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,320,361.04	0.00	--	--	--	0.00	0.00	67,791.49	203,608.67	0.00	0.00
18	1,413,585.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,631,624.95	678,903.11	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,045,821.79	752,163.35	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	799,548.00	462,143.11	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	396,508.56	222,711.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	613,468.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	687,200.31	535,395.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	272,990.88	193,359.41	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	382,200.00	286,650.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	337,959.27	0.00	--	--	--	0.00	0.00	21,347.07	42,734.47	0.00	0.00
48	334,194.14	228,033.30	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	523,063.48	260,809.54	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	207,881.08	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	261,524.68	244,245.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	208,600.00	187,531.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	329,503.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	163,543.00	116,419.15	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
66	425,483.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	34,654,104.38	22,274,603.70				22,281,753.32	688,969.76	528,565.60	3,977,850.52	199,165.48	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
2	305950002	58,750,000.00	Disposition	0.00	0.00
32	305950032	4,533,484.15	Payoff Prior to Maturity	0.00	0.00
41	300571512	3,795,206.47	Payoff Prior to Maturity	0.00	0.00
62	410932672	1,478,928.69	Payoff Prior to Maturity	0.00	0.00
Totals		68,557,619.31		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	0	0.00	2	35,187,930.15	0	0.00	1	57,173,111.75	0	0.00	0	0.00	4	68,557,619.31	5.146247%	4.985479%	(16)
02/18/26	0	0.00	0	0.00	2	35,266,795.93	0	0.00	1	57,173,111.75	0	0.00	1	2,154,174.63	7	56,369,327.13	5.068876%	4.923667%	(9)
01/16/26	0	0.00	1	15,227,427.92	1	20,102,421.28	0	0.00	1	59,327,286.38	0	0.00	0	0.00	2	16,315,226.78	5.094992%	5.018665%	(6)
12/17/25	0	0.00	2	26,404,052.87	1	20,143,760.52	0	0.00	1	59,327,286.38	0	0.00	0	0.00	1	8,286,815.09	5.076215%	5.005949%	(4)
11/18/25	1	11,178,120.65	1	15,272,409.33	1	20,187,870.55	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.078598%	5.011725%	(3)
10/20/25	1	15,293,634.82	0	0.00	1	20,228,821.58	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.075671%	5.010127%	(2)
09/17/25	1	15,316,992.50	0	0.00	1	20,272,557.57	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072622%	5.007653%	(1)
08/15/25	1	15,338,016.96	0	0.00	2	31,556,479.59	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072579%	5.007648%	0
07/17/25	1	15,358,946.62	0	0.00	2	31,617,926.92	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072536%	5.007643%	1
06/17/25	1	15,382,019.26	0	0.00	2	31,683,600.79	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072496%	5.007643%	2
05/16/25	0	0.00	0	0.00	2	31,744,488.06	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072453%	5.007637%	3
04/17/25	1	15,425,631.99	1	11,330,104.48	1	20,479,517.78	0	0.00	1	59,327,286.38	0	0.00	0	0.00	0	0.00	5.072414%	5.012990%	4
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 28

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	305950001	02/05/26	0	5	231,589.22	231,589.22	8,736.90	57,334,115.89	06/07/19	7			01/27/23
8	301741136	04/06/24	22	6	133,048.44	3,063,289.67	856,483.38	20,963,983.98	12/16/20	2
13	305950013	10/05/25	4	6	74,789.37	436,628.49	0.00	15,293,634.82	01/28/26	13
16	310933343	12/11/25	2	5	67,791.49	203,608.67	24,441.36	11,155,196.64	04/30/25	13
47	301741130	01/06/26	1	5	21,347.07	42,734.47	0.00	2,847,863.13	02/24/26	13
Totals					528,565.60	3,977,850.52	889,661.64	107,594,794.46
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		71,091,441	0	13,918,330		57,173,112
0 - 6 Months		121,828,115	86,640,185	35,187,930		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	192,919,556	86,640,185	2,832,433	11,085,896	35,187,930	57,173,112
Feb-26	332,668,465	120,664,823	13,014,394	106,549,340	35,266,796	57,173,112
Jan-26	417,931,953	323,274,818	0	15,227,428	20,102,421	59,327,286
Dec-25	467,043,562	361,168,462	0	26,404,053	20,143,761	59,327,286
Nov-25	500,074,030	394,108,343	11,178,121	15,272,409	20,187,871	59,327,286
Oct-25	514,539,568	419,689,825	15,293,635	0	20,228,822	59,327,286
Sep-25	524,960,113	430,043,277	15,316,993	0	20,272,558	59,327,286
Aug-25	525,791,586	419,569,804	15,338,017	0	31,556,480	59,327,286
Jul-25	526,619,463	420,315,303	15,358,947	0	31,617,927	59,327,286
Jun-25	527,500,759	421,107,853	15,382,019	0	31,683,601	59,327,286
May-25	528,321,240	437,249,465	0	0	31,744,488	59,327,286
Apr-25	529,195,409	422,632,868	15,425,632	11,330,104	20,479,518	59,327,286
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305950001	57,173,111.75	57,334,115.89	56,150,000.00	03/13/25	5,846,976.00	1.67980	09/30/18	05/05/21	241
2	305950002	0.00	-	91,100,000.00	01/01/16	3,572,450.85	1.63910	09/30/25	02/05/26	I/O
8	301741136	20,010,315.72	20,963,983.98	36,800,000.00	12/14/22	1,327,817.00	0.83020	09/30/25	05/06/26	241
13	305950013	15,177,614.43	15,293,634.82	24,900,000.00	--	578,634.25	0.71040	09/30/25	04/05/26	241
16	310933343	11,085,896.27	11,155,196.64	38,325,000.00	06/07/25	1,304,115.04	1.60010	12/31/24	02/11/26	241
47	301741130	2,832,433.32	2,847,863.13	4,800,000.00	11/24/15	333,793.27	1.30110	12/31/25	02/06/26	208
Totals		106,279,371.49	107,594,794.46	252,075,000.00		12,963,786.41

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	305950001	Various	Various	06/07/19	7

2	305950002	Various	MD	02/12/26	13

8	301741136	LO	NY	12/16/20	2

13	305950013	Various	Various	01/28/26	13

16	310933343	MH	CA	04/30/25	13

47	301741130	RT	TX	02/24/26	13

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	305950001	0.00	5.21300%	0.00	5.21300%	8	06/20/22	06/22/22	--
3	600931870	41,768,944.00	4.79000%	41,768,944.00	4.79000%	8	08/07/20	08/07/20	02/11/21
5	305720011	0.00	5.55000%	0.00	5.55000%	2	06/30/21	05/05/21	--
8	301741136	22,596,083.29	5.30000%	22,562,609.54	5.30000%	10	04/01/20	04/01/20	07/13/20
25	310933331	6,749,391.64	5.00000%	6,749,391.64	5.00000%	10	07/31/20	08/11/20	09/11/20
33	305950033	5,228,943.58	6.64000%	5,228,943.58	6.64000%	10	07/20/20	05/20/20	08/11/20
Totals		76,343,362.51		76,309,888.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	305950002	03/17/26	58,750,000.00	91,100,000.00	59,480,265.94	730,265.94	59,480,265.94	58,750,000.00	0.00	0.00	0.00	0.00	0.00%
6	301741112	04/18/22	27,001,594.82	22,250,000.00	28,642,201.43	708,118.27	26,739,841.11	26,031,722.84	969,871.98	0.00	69,269.07	900,602.91	3.21%
7	310931984	01/16/26	15,446,989.48	34,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
9	300571505	08/17/21	21,323,736.95	39,970,000.00	22,138,194.64	512,490.27	22,138,194.64	21,625,704.37	87,058.73	0.00	0.00	87,058.73	0.38%
10	416000228	10/17/22	19,426,091.21	26,500,000.00	26,839,516.33	7,415,424.26	26,839,516.33	19,424,092.07	1,999.14	0.00	60,694.97	(58,695.83)	0.28%
24	301741135	06/17/24	6,930,896.94	9,750,000.00	9,890,566.85	3,854,360.18	9,438,755.28	5,584,395.10	1,346,501.84	0.00	114,333.33	1,232,168.51	13.54%
37	416000231	07/17/20	4,572,897.76	4,300,000.00	2,493,020.10	2,455,010.09	2,493,020.10	38,010.01	4,534,887.75	0.00	42,780.62	4,492,107.13	92.62%
45	300571519	10/18/24	3,368,344.57	3,000,000.00	2,888,100.20	1,480,210.26	2,713,663.29	1,233,453.03	2,134,891.54	0.00	22,219.84	2,112,671.70	57.09%
Current Period Totals			58,750,000.00	91,100,000.00	59,480,265.94	730,265.94	59,480,265.94	58,750,000.00	0.00	0.00	0.00	0.00
Cumulative Totals			156,820,551.73	231,370,000.00	152,371,865.49	17,155,879.27	149,843,256.69	132,687,377.42	9,075,210.98	0.00	309,297.83	8,765,913.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/26	0.00	(24,926.97)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(24,864.81)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(24,802.80)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(24,740.95)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(24,392.47)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(24,331.64)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(24,270.96)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(24,209.94)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(24,208.44)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(24,140.52)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(24,080.32)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(24,006.83)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(23,946.96)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(23,887.25)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(23,904.07)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(24,071.11)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(24,024.86)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(18,641.03)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(18,594.54)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(18,547.77)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(18,501.52)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(15,097.52)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(15,059.87)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(15,022.31)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(14,984.85)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(14,947.48)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(14,910.21)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(14,873.02)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(14,835.93)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(14,798.94)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/15/23	0.00	(14,762.03)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(14,725.22)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(14,688.50)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(14,645.55)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(14,606.68)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(14,758.38)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(14,721.58)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(14,684.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(14,641.68)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(14,605.16)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(14,547.21)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(14,505.94)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(14,463.67)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(14,689.57)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(14,652.94)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(14,616.40)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(14,483.54)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(12,028.79)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(11,998.79)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(11,968.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(11,939.02)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(11,909.25)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/21	0.00	(11,879.55)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(11,849.93)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(11,820.37)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(11,573.79)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(11,544.93)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(11,516.14)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(11,487.42)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(11,458.77)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	03/17/21	0.00	(11,430.20)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(11,510.81)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(11,482.10)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(11,453.47)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/20	0.00	(11,424.91)	0.00	0.00	0.00	0.00	0.00	0.00
		10/19/20	0.00	(11,396.41)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/20	0.00	(11,367.99)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/20	0.00	(11,337.22)	0.00	0.00	0.00	0.00	0.00	0.00
2	305950002	03/17/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	301741112	08/15/25	0.00	0.00	900,602.91	0.00	0.00	200.00	0.00	0.00	900,602.91
		11/18/24	0.00	0.00	900,402.91	0.00	0.00	(5,524.48)	0.00	0.00
		09/16/22	0.00	0.00	905,927.39	0.00	0.00	2,445.70	0.00	0.00
		08/17/22	0.00	0.00	903,481.69	0.00	0.00	(105,049.48)	0.00	0.00
		05/17/22	0.00	0.00	1,008,531.17	0.00	0.00	38,659.19	0.00	0.00
		04/18/22	0.00	0.00	969,871.98	0.00	0.00	969,871.98	0.00	0.00
7	310931984	01/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	300571505	08/17/21	0.00	0.00	87,058.73	0.00	0.00	87,058.73	0.00	0.00	87,058.73
10	416000228	06/16/23	0.00	0.00	(58,695.83)	0.00	0.00	2,535.51	0.00	0.00	(58,695.83)
		05/17/23	0.00	0.00	(61,231.34)	0.00	0.00	937.50	0.00	0.00
		04/17/23	0.00	0.00	(62,168.84)	0.00	0.00	(75,437.98)	0.00	0.00
		01/18/23	0.00	0.00	13,269.14	0.00	0.00	2,635.00	0.00	0.00
		11/18/22	0.00	0.00	10,634.14	0.00	0.00	8,635.00	0.00	0.00
		10/17/22	0.00	0.00	1,999.14	0.00	0.00	1,999.14	0.00	0.00
24	301741135	07/17/25	0.00	0.00	1,232,168.51	0.00	0.00	(23,607.47)	0.00	0.00	1,232,168.51
		12/17/24	0.00	0.00	1,255,775.98	0.00	0.00	(90,886.86)	0.00	0.00
		08/16/24	0.00	0.00	1,346,662.84	0.00	0.00	161.00	0.00	0.00
		06/17/24	0.00	0.00	1,346,501.84	0.00	0.00	1,346,501.84	0.00	0.00
37	416000231	02/18/21	0.00	0.00	4,492,107.13	0.00	0.00	(43,753.62)	0.00	0.00	4,492,107.13
		08/17/20	0.00	0.00	4,535,860.75	0.00	0.00	973.00	0.00	0.00
		07/17/20	0.00	0.00	4,534,887.75	0.00	0.00	4,534,887.75	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
45	300571519	06/17/25	0.00	0.00	2,112,671.70	0.00	0.00	3,024.89	0.00	0.00	2,112,671.70
		04/17/25	0.00	0.00	2,109,646.81	0.00	0.00	5,390.00	0.00	0.00
		01/17/25	0.00	0.00	2,104,256.81	0.00	0.00	(30,634.73)	0.00	0.00
		10/18/24	0.00	0.00	2,134,891.54	0.00	0.00	2,134,891.54	0.00	0.00
Current Period Totals			0.00	(24,926.97)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(1,114,803.54)	8,765,913.15	0.00	0.00	8,765,913.15	0.00	0.00	8,765,913.15

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	11,116.99	21,541.75	0.00	0.00	0.00	0.00	0.00	0.00	(28,392.00)	0.00
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,206.60	0.00	0.00	0.00
8	0.00	0.00	3,900.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(11,000.00)	0.00
13	0.00	0.00	3,500.00	0.00	0.00	15,537.48	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	20,803.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	150.64	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.73	0.00	0.00	0.00
47	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	20,803.19	0.00	25,517.72	21,541.75	0.00	15,537.48	0.00	0.00	2,370.97	0.00	(39,392.00)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		46,379.11

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28